CONSOLIDATED BALANCE SHEETS (UNAUDITED) - USD ($)	Sep. 30, 2015	Dec. 31, 2014
Current Assets
Cash	$ 22,447	$ 2,957
Deposits	15,196	15,196
Total current assets	37,643	18,153
Fixed assets, net	44,385	52,782
Total assets	82,028	70,935
Current Liabilities
Accounts payable	856,320	400,323
Accrued expenses	56,103	924,372
Related party payables	161,380	0
Related party notes payable	123,458	555,250
Notes payable, net of discount of $0 and $2,889, respectively	0	147,111
Convertible notes payable, net of discount of $1,237,764 and $168,000, respectively	259,650	6,000
Derivative liabilities - current	3,245,974	177,149
Total current liabilities	4,702,885	2,210,205
Derivative liabilities - non-current	249,574	328,044
Total liabilities	$ 4,952,459	$ 2,538,249
Commitments and contingencies
Stockholders' Deficit
Preferred stock, $0.001 par value, 10,000,000 authorized, 5,000,000 and -0- shares of Series A issued and outstanding, respectively	$ 5,000	$ 0
Common stock, $0.001 par value, 5,000,000,000 shares authorized; 672,891,024 and 25,481,323 shares issued and outstanding, respectively	672,891	25,481
Subscriptions receivable	(17,000)	0
Additional paid-in capital	35,270,154	25,242,130
Accumulated deficit	(40,801,476)	(27,734,925)
Total stockholders' deficit	(4,870,431)	(2,467,314)
Total liabilities and stockholders' deficit	$ 82,028	$ 70,935